Equity: Schedule of Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Earnings Per Share:
Schedule of Earnings Per Share

	2011	2010	2009
Net income (loss) available to common shareholders	649,604	648,433	(60,757)
Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745
Earnings (loss) per common share (in U.S. dollars)	1.56	1.56	(0.15)